Share based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Share based compensation [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
Under the Stock Option Plan, service providers are granted Stock Options with exercise prices that approximate the market price of common shares at the date of grant. Share based compensation costs of the Stock Option Plan are determined using a Black-Scholes valuation model, using weighted average assumptions as follows:

Volatility	41%
Expected forfeiture rate	0.98%
Dividend rate	0%
Risk-free rate	1.05%

Disclosure of number and weighted average exercise prices of share options [text block]
The following tables summarize information about changes in Stock Options outstanding at December 31, 2017:

	Stock Options	Weighted-Average Exercise Price
Balance at December 31, 2015	4,031,302	$5.49
Exercised	(921,387)	4.64
Balance at December 31, 2016	3,109,915	$5.75
Exercised	(1,085,681)	$4.72
Forfeited	(18,377)	6.82
Balance at December 31, 2017	2,005,857	$6.30

Disclosure of range of exercise prices of outstanding share options [text block]
	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Price	Number of Stock Options Outstanding	Weighted Average Remaining Contractual Life - Years	Weighted Average Exercise Price	Number of Stock Options Exercisable	Weighted Average Exercise Price
$5.87 - $6.81	1,110,009	1.29	$5.87	1,110,009	$5.87
$6.82	895,848	2.26	6.82	584,927	6.82
$5.87 - $6.82	2,005,857	1.72	$6.30	1,694,936	$6.20

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The following table is a continuity of Performance Awards:

Performance Awards
Balance at December 31, 2015	666,092
Granted	661,571
Balance at December 31, 2016	1,327,663
Granted	723,676
Settlements	(402,582)
Forfeited/cancelled	(68,458)
Balance at December 31, 2017	1,580,299

Disclosure of detailed information about share based compensation recognized by plan [text block]
Share based compensation recognized by plan for the years ended December 31, 2017 and 2016 are as follows:

	Year ended
	December 31
	2017	2016
Stock Options	$355	$784
Performance Awards	8,009	4,823
Total share based compensation	8,364	5,607
Capitalized (note 8)	(3,245)	(2,326)
Net share based compensation expense	$5,119	$3,281